Supplement dated March 17, 2006 to the following Prospectus dated April 29, 2005
          RiverSource Innovations(SM) Variable Annuity 45282 H (4/05)

At a regular meeting of the RiverSource(SM) Variable Portfolio Funds' shareholders held on Feb. 15, 2006, the merger of the RiverSource Variable Portfolio - New Dimensions Fund(R) into the RiverSource Variable Portfolio - Large Cap Equity Fund was approved. The merger took place on March 17, 2006. The RiverSource Variable Portfolio - New Dimensions Fund(R) is no longer available as an investment option under this contract.

The RiverSource Variable Portfolio - Large Cap Equity Fund is added as an investment option under the contract and the prospectus for the contract is modified as follows:

The following information is added to the table entitled
"Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:

Total annual operating expenses for RiverSource Variable Portfolio - Large Cap Equity Fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                              Gross total
                                                         Management                            Other            annual
Fund Name                                                   fees           12b-1 fees        expenses          expenses
RiverSource Variable Portfolio - Large Cap Equity Fund     .56%(2)            .13%             .14%            .83%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

(2) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by .02%.

In the "Variable Account and the Funds" section of the prospectus, in the table describing the funds, the following information has been added:

-------------------------------------- --------------------------------- -----------------------------------
Fund Name                              Investment Objective and          Investment Advisor
                                       Policies
-------------------------------------- --------------------------------- -----------------------------------
-------------------------------------- --------------------------------- -----------------------------------
RiverSource Variable Portfolio -       Capital appreciation. Under       RiverSource Investments, LLC
Large Cap Equity Fund                  normal market conditions, the
                                       Fund invests at least 80% of its
                                       net assets in equity securities
                                       of companies with market
                                       capitalization greater than
                                       $5 billion at the time of
                                       purchase.
-------------------------------------- --------------------------------- -----------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR THE PRODUCT

45282-1 A (3/06)
* Valid until next prospectus update.
Destroy May 1, 2006.